Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Accrued short-term employee benefits	$ 34,183	$ 33,329
Suppliers	22,192	17,984
Deferred income	10,686	11,653
Accrued interest	3,478	8,210
Accrued expenses and other current liabilities	73,591	72,678
Other related parties
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	3,052	1,502
Other related parties | Accrued expenses to related party port agents
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	2,152	1,108
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	452	1
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	298	337
Other related parties | Fowe Eco Solutions Ltd. (FOWE)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	85	0
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	50	0
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	$ 15	$ 56